Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Assets Held For Sale [Abstract]
Schedule of components of assets held for sale
	2021	2020
	$	$
Property and plant	8,647,779	8,610,504

Schedule of net loss and comprehensive loss from discontinued operations
		For the year ended December 31,
	Notes	2021	2020	2019
		$	$	$
Revenue		-	14,514	193,416
Cost of revenue		-	1,032,010	1,473,839
Gross loss before fair value adjustments		-	(1,017,496)	(1,280,423)
Fair value adjustments on inventory sold		-	(945)	16,738
Unrealized loss on changes in fair value of
biological assets		-	166,886	513,625
Gross loss		-	(1,183,437)	(1,810,786)

Expenses
General and administrative	19	1,412,392	1,665,541	2,735,286
Depreciation and amortization		-	90,340	424,199
Impairment of equipment		-	387,474	132,273
Total operating expenses		1,412,392	2,143,355	3,291,758

Loss from discontinued operations		(1,412,392)	(3,326,792)	(5,102,544)

Other income		(64,919)	(79,568)	(53,987)
Loss on sale of equipment		-	100,337	-
Net loss from discontinued operations		(1,347,473)	(3,347,561)	(5,048,557)

Schedule of cash flows from discontinued operations
	For the year ended December 31,
	2021	2020	2019
	$	$	$
Operating activities
Net loss from discontinued operations	(1,347,473)	(3,347,561)	(5,048,557)
Add (deduct) items not affecting cash
Depreciation and amortization	-	108,209	424,199
Change in fair value adjustments on inventory sold	-	(945)	16,738
Impairment of inventory	-	534,814	-
Impairment of equipment	-	387,474	-
Change in fair value of biological assets	-	166,886	513,625
Loss on disposal of inventory	-	197,436	-
Loss on sale of equipment	-	100,337	-
Changes in non-cash working capital balances
Other receivables	38,822	960,778	(423,945)
Prepaid expenses and deposits	(20,091)	279,870	54,226
Inventories	-	(21,932)	(709,373)
Biological assets	-	(166,886)	(513,625)
Trade and other payables	(53,299)	63,861	(895,286)
Cash used in operating activities	(1,382,041)	(737,659)	(6,581,998)